Commitments and contingencies - Contingencies (Details) - USD ($) $ in Thousands	Aug. 01, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provision for risk			$ 700
Payments above limit		$ 700
Class Action Lawsuit, Revenue Recognition Policy
Disclosure of contingent liabilities [line items]
Revenue	$ 740